Report of the directors financial review risk report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 84,574	$ 88,639
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,059,511	1,037,987
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	86,886	81,616
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	76,489	76,882
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	348,107	399,717
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	(111)	(141)
IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,688,730	2,569,144
IFRS 9 | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	343,379	391,762
IFRS 9 | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,059,511	1,037,987
IFRS 9 | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	86,886	81,616
IFRS 9 | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	854,280	772,233
IFRS 9 | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	688,647	678,167
Financial assets and off-balance sheet loan commitments	2,702,431	2,584,710
IFRS 9 | Gross carrying/ nominal amount | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	2,013,784	1,906,543
IFRS 9 | Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	343,490	391,903
IFRS 9 | Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,072,375	1,052,477
IFRS 9 | Gross carrying/ nominal amount | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	86,905	81,658
IFRS 9 | Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	854,504	772,408
IFRS 9 | Gross carrying/ nominal amount | – cash and balances at central banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	393,562	304,486
IFRS 9 | Gross carrying/ nominal amount | – items in the course of collection from other banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	9,406	4,094
IFRS 9 | Gross carrying/ nominal amount | – Hong Kong Government certificates of indebtedness | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	41,880	40,420
IFRS 9 | Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments
Disclosure of financial assets [line items]
Financial assets	68,200	61,716
IFRS 9 | Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	201,714	230,628
IFRS 9 | Gross carrying/ nominal amount | – financial investments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	84,662	88,719
IFRS 9 | Gross carrying/ nominal amount | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	123,280	104,061
IFRS 9 | Gross carrying/ nominal amount | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost | Disposal groups classified as held for sale
Disclosure of financial assets [line items]
Financial assets	2,649
IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(13,800)	(15,700)
Off-balance sheet commitments	(594)	(859)
Financial assets and off-balance sheet loan commitments	(13,701)	(15,566)
IFRS 9 | Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(13,107)	(14,707)
IFRS 9 | Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	(111)	(141)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(12,864)	(14,490)
IFRS 9 | Allowance for ECL | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(19)	(42)
IFRS 9 | Allowance for ECL | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(224)	(175)
IFRS 9 | Allowance for ECL | – cash and balances at central banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(3)	(5)
IFRS 9 | Allowance for ECL | – items in the course of collection from other banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | – Hong Kong Government certificates of indebtedness | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | Non-trading reverse purchase agreement commitments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | – financial investments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(88)	(80)
IFRS 9 | Allowance for ECL | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(133)	(90)
IFRS 9 | Allowance for ECL | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost | Disposal groups classified as held for sale
Disclosure of financial assets [line items]
Financial assets	(48)
– personal | IFRS 9 | Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	482,447	460,809
– personal | IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(4,006)	(4,731)
– corporate and commercial | IFRS 9 | Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	520,201	527,088
– corporate and commercial | IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(8,640)	(9,494)
– non-bank financial institutions | IFRS 9 | Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	69,727	64,580
– non-bank financial institutions | IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(218)	(265)
Loans and other credit-related commitments | IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	660,843	659,049
Loans and other credit-related commitments | IFRS 9 | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	661,373	659,783
Loans and other credit-related commitments | IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(530)	(734)
Loans and other credit-related commitments | – personal | IFRS 9 | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	238,559	236,170
Loans and other credit-related commitments | – personal | IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(23)	(40)
Loans and other credit-related commitments | – corporate and commercial | IFRS 9 | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	288,414	299,802
Loans and other credit-related commitments | – corporate and commercial | IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(475)	(650)
Loans and other credit-related commitments | – non-bank financial institutions | IFRS 9 | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	134,400	123,811
Loans and other credit-related commitments | – non-bank financial institutions | IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(32)	(44)
Financial guarantees | IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	27,210	18,259
Financial guarantees | IFRS 9 | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	27,274	18,384
Financial guarantees | IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(64)	(125)
Financial guarantees | – personal | IFRS 9 | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	919	900
Financial guarantees | – personal | IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(1)	(1)
Financial guarantees | – corporate and commercial | IFRS 9 | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	21,679	12,946
Financial guarantees | – corporate and commercial | IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(58)	(114)
Financial guarantees | – non-bank financial institutions | IFRS 9 | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	4,676	4,538
Financial guarantees | – non-bank financial institutions | IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	$ (5)	$ (10)